Financial instruments - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 22	$ 25
Global oil | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	29	43
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	16	10
North America gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	15	13
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	13	12
Europe gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	13	31
Australia gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	3	2
Australia gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	3	4
Environmental certificates
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	2	4
Environmental certificates | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 5	$ 9